UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2011

*	This Form N-Q pertains to the following series of the Registrant: MFS Commodity Strategy Fund. The remaining series of the Registrant, MFS Diversified Target Return Fund, has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Commodity Strategy Fund

QUARTERLY REPORT

July 31, 2011

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 57.2%
Airlines – 0.1%
Continental Airlines, Inc., FRN, 0.602%, 2013	$417,409	$394,450

Asset-Backed & Securitized – 4.5%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$750,000	$750,027
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019 (z)	327,274	279,001
BMW Vehicle Lease Trust, 0.58%, 2012	812,883	812,862
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	550,000	552,475
Chrysler Financial Auto Securitization Trust, 0.69%, 2013	775,497	775,754
Ford Credit Auto Lease Trust, “A2”, 0.75%, 2012 (n)	982,113	982,403
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	210,000	209,956
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	1,000,000	1,002,610
FUEL Trust, 4.207%, 2016 (n)	360,000	365,956
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	700,000	699,795
Harley-Davidson Motorcycle Trust, “A2”, 0.83%, 2013	552,888	553,108
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	510,000	522,173
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	600,000	603,435
John Deere Owner Trust, “A2”, 0.64%, 2014	600,000	600,067
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	1,100,000	1,101,316
Nissan Auto Lease Trust, “A2”, 0.9%, 2013	426,499	427,108
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	500,000	500,042
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	1,140,000	1,139,660
Smart Trust, “A2B”, FRN, 0.936%, 2013 (z)	202,000	201,996
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051	750,000	795,705

		$12,875,449

Automotive – 1.1%
American Honda Finance Corp., 1.625%, 2013 (n)	$700,000	$705,339
Harley-Davidson Financial Services, 3.875%, 2016 (n)	570,000	587,164
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	500,000	511,040
RCI Banque S.A., FRN, 2.116%, 2014 (n)	750,000	748,492
Toyota Motor Credit Corp., 3.2%, 2015	600,000	632,473

		$3,184,508

Banks & Diversified Financials (Covered Bonds) – 2.1%
Bank of Nova Scotia, 1.45%, 2013 (n)	$620,000	$627,778
BNP Paribas Home Loan, 2.2%, 2015 (n)	1,000,000	991,593
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	750,000	764,262
Compagnie de Financement Foncier, 2.125%, 2013 (n)	700,000	710,364
Compagnie de Financement Foncier, FRN, 1.003%, 2012 (n)	700,000	699,691
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	700,000	703,268
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	750,000	761,453
Stadshypotek AB, FRN, 0.795%, 2013 (n)	800,000	799,192

		$6,057,601

Broadcasting – 0.4%
NBC Universal, Inc., 2.1%, 2014 (n)	$400,000	$408,212
WPP Finance, 8%, 2014	750,000	878,330

		$1,286,542

Brokerage & Asset Managers – 0.5%
BlackRock, Inc., 3.5%, 2014	$750,000	$800,384
Franklin Resources, Inc., 2%, 2013	500,000	509,385

		$1,309,769

Cable TV – 0.4%
Comcast Corp., 5.3%, 2014	$600,000	$660,440

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
DIRECTV Holdings LLC, 4.75%, 2014	$500,000	$551,282

		$1,211,722

Chemicals – 0.8%
Dow Chemical Co., 7.6%, 2014	$650,000	$757,669
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	720,000	797,481
PPG Industries, Inc., 5.75%, 2013	621,000	666,001

		$2,221,151

Computer Software – 0.3%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$738,007

Conglomerates – 0.5%
ABB Treasury Center USA, Inc., 2.5%, 2016 (z)	$420,000	$426,938
Danaher Corp., 1.3%, 2014	500,000	505,690
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	500,000	601,254

		$1,533,882

Consumer Products – 1.0%
Clorox Co., 5%, 2013	$670,000	$701,012
Mattel, Inc., 5.625%, 2013	410,000	437,902
Newell Rubbermaid, Inc., 5.5%, 2013	500,000	532,092
Phillips Electronics N.V., 7.25%, 2013	600,000	672,646
Whirlpool Corp., 8%, 2012	370,000	389,285

		$2,732,937

Consumer Services – 0.2%
Western Union Co., FRN, 0.832%, 2013	$470,000	$471,739

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$647,626

Electronics – 0.9%
Applied Materials, Inc., 2.65%, 2016	$750,000	$770,098
Broadcom Corp., 1.5%, 2013 (n)	600,000	602,559
Texas Instruments, Inc., 1.375%, 2014	630,000	636,716
Tyco Electronics Ltd., 6%, 2012	600,000	635,084

		$2,644,457

Emerging Market Quasi-Sovereign – 0.4%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$100,748
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	580,000	624,230
Petrobras International Finance Co., 3.875%, 2016	325,000	337,011

		$1,061,989

Emerging Market Sovereign – 0.2%
State of Qatar, 5.15%, 2014 (n)	$600,000	$654,000

Energy - Independent – 0.2%
EnCana Holdings Finance Corp., 5.8%, 2014	$550,000	$614,129

Energy - Integrated – 1.9%
BP Capital Markets PLC, 3.125%, 2015	$600,000	$628,330
Cenovus Energy, Inc., 4.5%, 2014	500,000	547,744
ConocoPhillips, 4.75%, 2014	365,000	399,394
Hess Corp., 7%, 2014	503,000	575,170
Husky Energy, Inc., 5.9%, 2014	600,000	671,636
Petro-Canada Financial Partnership, 5%, 2014	580,000	638,510
Royal Dutch Shell PLC, 3.1%, 2015	580,000	618,959
Statoil A.S.A., 2.9%, 2014	700,000	740,641

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
TOTAL S.A., 3%, 2015	$520,000	$550,427

		$5,370,811

Financial Institutions – 0.8%
General Electric Capital Corp., 5.45%, 2013	$750,000	$797,876
General Electric Capital Corp., 1.875%, 2013	540,000	546,989
General Electric Capital Corp., FRN, 1.095%, 2014	300,000	300,025
NYSE Euronext, Inc., 4.8%, 2013	600,000	640,578

		$2,285,468

Food & Beverages – 3.1%
Anheuser-Busch InBev S.A., 3%, 2012	$600,000	$616,010
Anheuser-Busch InBev S.A., 3.625%, 2015	200,000	215,478
Cadbury Schweppes U.S. Finance, 5.125%, 2013	700,000	757,759
Cargill, Inc., 6.375%, 2012 (n)	925,000	969,954
Coca Cola Co., 0.75%, 2013	700,000	700,727
Conagra Foods, Inc., 5.875%, 2014	600,000	661,423
Diageo Capital PLC, 7.375%, 2014	430,000	496,359
Dr Pepper Snapple Group, Inc., 2.35%, 2012	600,000	611,989
General Mills, Inc., 5.25%, 2013	600,000	651,242
General Mills, Inc., 5.2%, 2015	200,000	225,116
H.J. Heinz Co., 5.35%, 2013	600,000	650,359
Miller Brewing Co., 5.5%, 2013 (n)	600,000	649,308
PepsiAmericas, Inc., 4.375%, 2014	700,000	759,935
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	800,000	801,012

		$8,766,671

Food & Drug Stores – 0.2%
CVS Caremark Corp., 3.25%, 2015	$600,000	$630,755

Industrial – 0.2%
Cornell University, 4.35%, 2014	$465,000	$504,362

Insurance – 1.6%
Aflac, Inc., 3.45%, 2015	$700,000	$725,686
American International Group, Inc., 3.65%, 2014	280,000	288,270
ING Bank N.V., FRN, 1.297%, 2013 (n)	470,000	470,030
Lincoln National Corp., 4.3%, 2015	250,000	266,405
MassMutual Global Funding, FRN, 0.746%, 2013 (n)	600,000	602,853
Metlife, Inc., FRN, 1.52%, 2013	1,390,000	1,405,747
Prudential Financial, Inc., 3.625%, 2012	700,000	718,509

		$4,477,500

Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.875%, 2013	$479,000	$507,382

Insurance - Property & Casualty – 0.6%
ACE INA Holdings, Inc., 2.6%, 2015	$550,000	$558,346
Aon Corp., 3.5%, 2015	600,000	626,734
AXIS Capital Holdings Ltd., 5.75%, 2014	450,000	489,639

		$1,674,719

International Market Quasi-Sovereign – 6.9%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$500,000	$528,818
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	1,000,000	1,019,134
Bank of Ireland, 2.75%, 2012 (n)	700,000	657,993
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	1,200,000	1,283,977
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,000,000	1,008,783
Danske Bank A/S, FRN, 0.607%, 2012 (n)	200,000	199,823

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Dexia Credit Local, NY, 2%, 2013 (n)	$500,000	$503,641
Electricite de France PLC, 5.5%, 2014 (n)	750,000	826,644
Finance for Danish Industry A.S., FRN, 0.619%, 2013 (n)	1,500,000	1,498,821
ING Bank N.V., 3.9%, 2014 (n)	1,250,000	1,343,104
KfW Bankengruppe, 1.375%, 2013	1,100,000	1,115,985
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,338,553
Kommunalbanken AS, 1%, 2014 (n)	300,000	301,528
Kommunalbanken AS, 1.75%, 2015 (n)	1,200,000	1,216,688
Landwirtschaftliche Rentenbank, 5%, 2013	1,100,000	1,171,906
Nationwide Building Society, 2.5%, 2012 (n)	240,000	245,405
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	700,000	705,331
Oesterreichische Kontrollbank AG, 4.75%, 2012	1,000,000	1,051,780
Royal Bank of Scotland PLC, FRN, 0.964%, 2012 (n)	700,000	703,164
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,491,588
Swedbank AB, 2.8%, 2012 (n)	1,250,000	1,264,819
Vestjysk Bank A/S, FRN, 0.795%, 2013 (n)	350,000	352,209

		$19,829,694

International Market Sovereign – 0.9%
Kingdom of Spain, 2%, 2012 (n)	$1,000,000	$994,431
Republic of Finland, 1.25%, 2015 (n)	1,300,000	1,295,800
Republic of Iceland, 4.875%, 2016 (n)	397,000	399,576

		$2,689,807

Local Authorities – 0.4%
Province of Ontario, 4.5%, 2015	$1,000,000	$1,109,908

Major Banks – 3.4%
ABN Amro Bank N.V., FRN, 2.022%, 2014 (n)	$530,000	$540,652
ANZ National (International) Ltd., FRN, 1.246%, 2013 (n)	870,000	870,867
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	700,000	703,560
BB&T Corp., 6.5%, 2011	650,000	650,000
BB&T Corp., 2.05%, 2014	500,000	509,220
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	634,953
Danske Bank A/S, 3.75%, 2015 (n)	690,000	699,697
HSBC Bank PLC, 3.1%, 2016 (n)	310,000	313,758
ING Bank N.V., FRN, 1.569%, 2013 (n)	750,000	754,458
Intesa Sanpaolo S.p.A., FRN, 2.657%, 2014 (n)	280,000	275,222
KeyCorp, 3.75%, 2015	650,000	682,524
Royal Bank of Scotland PLC, FRN, 2.678%, 2013	600,000	611,751
Societe Generale North America, Inc., FRN, 0.623%, 2012	830,000	829,917
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	440,262
Standard Chartered PLC, FRN, 1.214%, 2014 (n)	350,000	349,523
Wells Fargo & Co., 3.75%, 2014	750,000	795,205

		$9,661,569

Medical & Health Technology & Services – 0.5%
Covidien International Finance SA, 5.45%, 2012	$650,000	$686,710
Covidien International Finance SA, 1.875%, 2013	330,000	336,163
McKesson Corp., 3.25%, 2016	470,000	495,826

		$1,518,699

Metals & Mining – 0.7%
Anglo American Capital, 2.15%, 2013 (n)	$600,000	$608,548
ArcelorMittal, 3.75%, 2015	650,000	674,543
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	750,000	770,947

		$2,054,038

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 3.6%
Fannie Mae, 5.157%, 2016	$691,902	$770,095
Fannie Mae, 4.5%, 2024	4,086,511	4,352,773
Fannie Mae, 4%, 2025	272,003	286,927
Fannie Mae, 4.5%, 2025	1,359,565	1,447,300
Freddie Mac, 4%, 2025	3,252,584	3,411,728

		$10,268,823

Natural Gas - Pipeline – 0.6%
Energy Transfer Partners LP, 8.5%, 2014	$500,000	$583,025
Enterprise Products Operating LP, 3.7%, 2015	500,000	531,390
Kinder Morgan Energy Partners LP, 5.125%, 2014	580,000	640,419

		$1,754,834

Network & Telecom – 1.2%
AT&T, Inc., 6.7%, 2013	$600,000	$672,442
BellSouth Corp., 5.2%, 2014	150,000	166,061
CenturyLink, Inc., 7.875%, 2012	380,000	402,700
France Telecom, 2.125%, 2015	700,000	709,323
Telecom Italia Capital, 5.25%, 2013	700,000	711,921
Verizon Communications, Inc, 5.25%, 2013	700,000	751,197

		$3,413,644

Oil Services – 0.6%
Noble Corp., 5.875%, 2013	$780,000	$846,397
Noble Corp., 3.45%, 2015	260,000	274,527
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (z)	450,000	457,875

		$1,578,799

Other Banks & Diversified Financials – 1.4%
American Express Centurion Bank, 5.5%, 2013	$600,000	$641,089
Banco Santander Chile, FRN, 1.246%, 2011 (n)	650,000	649,987
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	400,000	391,616
BBVA Senior Finance S.A. Unipersonal, FRN, 2.385%, 2014	400,000	391,238
Capital One Financial Corp., FRN, 1.399%, 2014	580,000	580,665
Nordea Bank AB, 1.75%, 2013 (n)	700,000	704,105
Svenska Handelsbanken AB, 2.875%, 2012 (n)	250,000	255,644
Union Bank, 3%, 2016	280,000	282,792

		$3,897,136

Pharmaceuticals – 0.9%
Amgen, Inc., 2.3%, 2016	$440,000	$446,336
Celgene Corp., 2.45%, 2015	532,000	538,626
Novartis AG, 4.125%, 2014	700,000	757,754
Roche Holding, Inc., 5%, 2014 (n)	254,000	279,027
Sanofi-Aventis, FRN, 0.556%, 2014	500,000	502,417
Teva Pharmaceutical Finance III, 1.7%, 2014	170,000	172,329

		$2,696,489

Printing & Publishing – 0.1%
Reed Elsevier Capital, 6.75%, 2011	$255,000	$255,000

Real Estate – 0.5%
HCP, Inc., REIT, 2.7%, 2014	$810,000	$824,721
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	600,000	613,020

		$1,437,741

Retailers – 1.0%
AutoZone, Inc., 6.5%, 2014	$655,000	$738,868
Home Depot, Inc., 5.25%, 2013	660,000	721,639

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Staples, Inc., 9.75%, 2014	$600,000	$713,813
Wesfarmers Ltd., 6.998%, 2013 (n)	400,000	435,715
Wesfarmers Ltd., 2.983%, 2016 (n)	300,000	304,488

		$2,914,523

Specialty Chemicals – 0.2%
Airgas, Inc., 2.95%, 2016	$700,000	$713,106

Specialty Stores – 0.2%
Best Buy Co., Inc., 6.75%, 2013	$519,000	$566,191

Supermarkets – 0.5%
Kroger Co., 5%, 2013	$200,000	$212,937
Safeway, Inc., 5.8%, 2012	700,000	733,996
Woolworths Ltd., 2.55%, 2015 (n)	600,000	612,119

		$1,559,052

Supranational – 0.5%
Council of Europe, 4.5%, 2014	$200,000	$219,687
European Investment Bank, 1.25%, 2013	1,170,000	1,185,664

		$1,405,351

Telecommunications - Wireless – 0.5%
Crown Castle Towers LLC, 4.523%, 2015 (n)	$440,000	$465,080
Crown Castle Towers LLC, 3.214%, 2015 (n)	310,000	319,233
Vodafone Group PLC, 4.15%, 2014	630,000	680,115

		$1,464,428

Tobacco – 0.4%
Altria Group, Inc., 8.5%, 2013	$500,000	$577,991
B.A.T. International Finance PLC, 8.125%, 2013 (n)	500,000	574,015

		$1,152,006

Transportation - Services – 0.3%
ERAC USA Finance Co., 2.75%, 2013 (n)	$660,000	$675,053
ERAC USA Finance Co., 2.25%, 2014 (n)	250,000	254,685

		$929,738

U.S. Government Agencies and Equivalents – 2.2%
Aid-Egypt, 4.45%, 2015	$1,270,000	$1,427,124
Freddie Mac, 4.5%, 2013	2,000,000	2,119,248
National Credit Union Administration, 1.4%, 2015	1,500,000	1,503,375
Small Business Administration, 2.25%, 2021	1,200,000	1,222,016

		$6,271,763

U.S. Treasury Obligations – 4.9%
U.S. Treasury Notes, 0.375%, 2012 (f)	$9,000,000	$9,007,380
U.S. Treasury Notes, 0.375%, 2012	5,000,000	5,004,690

		$14,012,070

Utilities - Electric Power – 2.4%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$330,000	$346,390
DTE Energy Co., FRN, 0.955%, 2013	720,000	722,885
Duke Energy Corp., 6.3%, 2014	746,000	837,847
Duquesne Light Co., 6.7%, 2012	600,000	623,337
EDP Finance B.V., 5.375%, 2012 (n)	500,000	487,322
Enel Finance International S.A., 5.7%, 2013 (n)	580,000	600,758
Exelon Generation Co. LLC, 5.35%, 2014	600,000	651,575
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	560,000	570,675
PG&E Corp., 5.75%, 2014	600,000	664,602

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PPL WEM Holdings PLC, 3.9%, 2016 (n)	$440,000	$460,388
Southern Co., 2.375%, 2015	1,000,000	1,015,214

		$6,980,993

Total Bonds		$163,993,028

Commodity Linked Structured Notes (x) – 36.2%
Bank of America Corp. - DJUBINTR Linked, FRN, 1%, 2012	$5,000,000	$5,730,872
Bank of America Corp. - DJUBSTR Linked, FRN, 1%, 2012	5,000,000	5,277,789
Barclays Bank PLC - DJUBENTR Linked, FRN, 0.035%, 2011 (n)	5,400,000	7,179,986
Barclays Bank PLC - DJUBENTR Linked, FRN, 0.05%, 2012 (n)	2,600,000	2,427,725
Barclays Bank PLC - DJUBSTR Linked, FRN, 0.04%, 2012 (n)	3,500,000	4,050,960
Citigroup Funding Inc. - DJUBPRTR Linked, FRN, 0%, 2012	12,925,000	15,531,429
Credit Suisse AG - DJUBSTR Linked, FRN, 0.036%, 2012	5,000,000	5,275,844
Deutsche Bank AG - DJUBINTR Linked, FRN, 0%, 2012	8,000,000	9,165,499
Goldman Sachs Group, Inc. - DJUBSOTR Linked, FRN, 0.063%, 2011	8,000,000	8,764,756
Goldman Sachs Group, Inc. - DJUBSOTR Linked, FRN, 0%, 2012	4,100,000	3,334,574
JP Morgan - DJUBSTR Linked, FRN, 0.159%, 2011 (n)	4,600,000	5,354,909
JP Morgan - DJUBSTR Linked, FRN, 0%, 2012 (n)	7,750,000	8,176,877
Morgan Stanley - DJUBGRTR Linked, FRN, 0%, 2012 (n)	11,500,000	12,435,480
UBS AG - DJUBENTR Linked, FRN, 0.036%, 2012 (n)	8,400,000	8,202,896
UBS AG - DJUBSTR Linked, FRN, 0.035%, 2011 (n)	2,400,000	2,796,956

Total Commodity Linked Structured Notes		$103,706,552

Money Market Funds (v) – 6.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	19,667,245	$19,667,245

Total Investments		$287,366,825

Other Assets, Less Liabilities – (0.3)%		(815,988)

Net Assets – 100.0%		$286,550,837

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $96,426,645, representing 33.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABB Treasury Center USA, Inc., 2.5%, 2016	6/16/11	$420,765	$426,938
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019	5/11/11	299,047	279,001
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	550,669	552,475
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018	7/20/11	447,080	457,875
Smart Trust, “A2B”, FRN, 0.936%, 2013	3/10/11	202,000	201,996

Total Restricted Securities			$1,918,285
% of Net assets			0.7%

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DJUBENTR	Dow Jones-UBS Energy Sub -Index Total Return, this index is comprised of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index composed of futures contracts on gold and silver.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is currently comprised of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Commodity Strategy Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$20,283,833	$—	$20,283,833
Non-U.S. Sovereign Debt	—	25,640,841	—	25,640,841
Corporate Bonds	—	55,696,931	—	55,696,931
Residential Mortgage-Backed Securities	—	10,268,823	—	10,268,823
Commercial Mortgage-Backed Securities	—	795,705	—	795,705
Asset-Backed Securities (including CDOs)	—	12,079,744	—	12,079,744
Foreign Bonds	—	39,227,151	—	39,227,151
Commodity Linked Structured Notes	—	103,706,552	—	103,706,552
Mutual Funds	19,667,245	—	—	19,667,245

Total Investments	$19,667,245	$267,699,580	$—	$287,366,825

Other Financial Instruments
Futures	$(255,823)	$—	$—	$(255,823)

For further information regarding security characteristics, see the Portfolio of Investments.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A

MFS Commodity Strategy Fund

Supplemental Information (Unaudited) 7/31/11 - continued

structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$277,434,124

Gross unrealized appreciation	$12,012,686
Gross unrealized depreciation	(2,079,985)

Net unrealized appreciation (depreciation)	$9,932,701

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 7/31/11

Futures Contracts Outstanding at 7/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	90	$10,930,078	September-2011	$(255,823)

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,497,263	40,696,976	(34,526,994)	19,667,245

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,190	$19,667,245

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.